Taxation - Summary of Reconciliation Between Group's Effective Tax Rate and Statutory Tax Rate (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax		¥ 54,488	¥ 59,795	¥ 13,921
Tax computed at the statutory tax rate		13,622	14,949	3,480
Adjustment on current income tax of previous period	[1]	(464)	(5,228)	(324)
Non-taxable income	[2]	(10,787)	(9,589)	(6,771)
Expenses not deductible for tax purposes	[2]	202	313	5,319
Unused tax losses		495	239	25
Tax losses utilised from previous periods				(86)
Others		35	97	342
Income tax at the effective tax rate		¥ 3,103	¥ 781	¥ 1,985

[1]	According to Cai Shui [2019] No.72, Notice on Pre-tax Deduction Policy of Commissions and Handling Charges for Insurance Companies, the commissions and handling charges incurred by insurance companies related to its operating activities, which do not exceed 18% of the total premium income of the year after deducting surrender premium, etc., are allowed to be deducted in calculating the taxable income, and the excessive part is allowed to be brought forward to subsequent years. This notice issued above was effective from 1 January 2019 and applicable to the final settlement and payment of enterprise income tax filing for the year ended 31 December 2018. Accordingly, the Company’s current income tax for the year ended 31 December 2019 was deducted by RMB5,154 million regarding to the final settlement and payment.
[2]	Non-taxable income mainly includes interest income from government bonds, dividend income from applicable equity securities, etc. Expenses not deductible for tax purposes mainly include donations and other expenses that do not meet the criteria for deduction according to the relevant tax regulations.